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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 -------------------------------
   Address:      227 W. Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Constance Wick               Chicago, IL       Nov. 9, 2012
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         82
                                        --------------------

Form 13F Information Table Value Total:      2,026,765
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
          Column 1                Column 2      Column 3 Column 4      Column 5        Column 6  Column 7          Column 8
----------------------------- ---------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                           VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AAR Corp                      Note 1.625% 3/0  000361AK1    3,316  3,410,000 PRN         SOLE              3,410,000
Affymetrix Inc                Note 4.000% 7/0  00826TAH1    7,910  8,150,000 PRN         SOLE              8,150,000
Alliance Data Systems Corp    Note 1.750% 8/0  018581AD0   51,988 28,650,000 PRN         SOLE             28,650,000
Alliance Data Systems Corp    Note 4.750% 5/1  018581AC2  154,364 51,185,000 PRN         SOLE             51,185,000
Amerigroup Corp               Com              03073T102   12,727    139,200 SH  CALL    SOLE                139,200
ArvinMeritor Inc              FRNT 4.625% 3/0  043353AF8    1,789  2,000,000 PRN         SOLE              2,000,000
Bank of America Corp          Com              060505104    1,831    207,339 SH          SOLE                207,339
Bank of America Corp          Com              060505104    8,830  1,000,000 SH  CALL    SOLE              1,000,000
Barclays Bk Plc               IPTH S&P VIX     06740C261   22,922  2,546,900 SH   PUT    SOLE              2,546,900
Blue Wolf Mongolia Holdings   Shs              G11962100    3,388    345,000 SH          SOLE                345,000
Blue Wolf Mongolia Holdings   *W Exp 07/20/201 G11962118    3,388    345,000 SH          SOLE                345,000
Cadence Design Systems Inc    Note 2.625% 6/0  127387AJ7   24,850 14,000,000 PRN         SOLE             14,000,000
Caesars Entmt Corp            Com              127686103      374     55,000 SH          SOLE                 55,000
Caesars Entmt Corp            Com              127686103      680    100,000 SH   PUT    SOLE                100,000
Caterpillar Inc               Com              149123101    6,462     75,100 SH  CALL    SOLE                 75,100
Cemex SAB de CV               Note 3.250% 3/1  151290BB8    3,466  3,500,000 PRN         SOLE              3,500,000
Cemex SAB de CV               Note 3.750% 3/1  151290BC6   30,294 30,600,000 PRN         SOLE             30,600,000
Cemex SAB de CV               Note 4.875% 3/1  151290AV5   14,018 14,113,000 PRN         SOLE             14,113,000
Chesapeake Energy Corp        Note 2.750%11/1  165167BW6   21,222 22,250,000 PRN         SOLE             22,250,000
China Ceramics Co Ltd         *W Exp 11/16/201 G2113X118      166     90,000 SH          SOLE              9,000,000
China Growth Equity Inv Ltd   Shs              G2114K107    2,073    208,390 SH          SOLE                208,390
China Growth Equity Inv Ltd   *W Exp 04/05/201 G2114K123    2,073    208,390 SH          SOLE                208,390
Cubist Pharmaceuticals Inc    Note 2.500%11/0  229678AD9   21,825 12,500,000 PRN         SOLE             12,500,000
Dendreon Corp                 Note 2.875% 1/1  24823QAC1    4,464  6,700,000 PRN         SOLE              6,700,000
EMC Corp Mass                 Note 1.750%12/0  268648AM4   53,881 31,390,000 PRN         SOLE             31,390,000
Equinix Inc                   Note 4.750% 6/1  29444UAH9  103,332 40,602,000 PRN         SOLE             40,602,000
Exelixis Inc                  Note 4.250% 8/1  30161QAC8    5,253  5,000,000 PRN         SOLE              5,000,000
Ford Motor Co                 Com Par $0.01    345370860   12,316  1,249,100 SH  CALL    SOLE              1,249,100
Forest City Enterprises Inc   Note 4.250% 8/1  345550AP2    2,103  2,000,000 PRN         SOLE              2,000,000
Forest City Enterprises Inc   Note 5.000%10/1  345550AM9   23,761 17,471,000 PRN         SOLE             17,471,000
General Motors Co             Com              37045V100   22,336    981,800 SH   PUT    SOLE                981,800
General Motors Co             Com              37045V100    9,822    431,700 SH  CALL    SOLE                431,700
General Motors Co             *W Exp 07/10/201 37045V118  102,561  4,508,182 SH          SOLE              4,508,182
General Motors Co             *W Exp 07/10/201 37045V126   21,941    964,443 SH          SOLE                964,443
Gilead Sciences Inc           Note 0.625% 5/0  375558AH6  141,076 81,036,000 PRN         SOLE             81,036,000
Global Eagle Acquisition Corp Com              37951D102    4,711    473,455 SH          SOLE                473,455
Global Eagle Acquisition Corp *W Exp 05/13/201 37951D110    4,711    473,455 SH          SOLE                473,455
Hyde Pk Acquisition Corp II   Com              448640102    7,387    735,000 SH          SOLE                735,000
Illumina Inc                  Com              452327109    4,896    101,600 SH  CALL    SOLE                101,600
Incyte Corp Ltd               Note 4.750%10/0  45337CAJ1   26,314 12,193,000 PRN         SOLE             12,193,000
Infinity Cross Border
 Acquisition                  Unit             G4772R127    2,433    300,000 SH          SOLE                300,000
International Business Machs  Com              459200101   39,913    192,400 SH   PUT    SOLE                192,400
Jabil Circuit Inc             Com              466313103    2,772    148,100 SH  CALL    SOLE                148,100
JetBlue Airways Corp          DBCV 5.500%10/1  477143AD3    8,203  6,853,000 PRN         SOLE              6,853,000
JetBlue Airways Corp          DBCV 5.500%10/1  477143AE1   17,036 13,186,000 PRN         SOLE             13,186,000
Laboratory Corp Amer Hldgs    Note        9/1  50540RAG7   44,636 35,994,000 PRN         SOLE             35,994,000
Lucent Technologies Inc       DBCV 2.875% 6/1  549463AG2    3,020  4,000,000 PRN         SOLE              4,000,000
Market Vectors ETF Tr         Gold Miner ETF   57060U100   16,134    300,400 SH   PUT    SOLE                300,400
Market Vectors ETF Tr         Gold Miner ETF   57060U100   16,287    303,247 SH          SOLE                303,247
Medicis Pharmaceutical Corp   Note 1.375% 6/0  584690AC5   29,626 27,500,000 PRN         SOLE             27,500,000
Microchip Technology Inc      SDCV 2.125%12/1  595017AB0  101,572 80,632,000 PRN         SOLE             80,632,000
Molson Coors Brewing Co       Note 2.500% 7/3  60871RAA8   12,925 12,500,000 PRN         SOLE             12,500,000
Molycorp Inc                  DBCV 3.250% 6/1  608753AA7    2,790  4,000,000 PRN         SOLE              4,000,000
Molycorp Inc                  Note 6.000% 9/0  608753AF6    9,844  8,500,000 PRN         SOLE              8,500,000
Molycorp Inc                  Com              608753109    1,150    100,000 SH   PUT    SOLE                100,000
NetApp Inc                    Note 1.750% 6/0  64110DAB0    6,280  5,500,000 PRN         SOLE              5,500,000
Omnicare Inc                  Note 3.750% 12/1 681904AN8   45,533 32,179,000 PRN         SOLE             32,179,000
Omnicom Group Inc             Com              681919106    2,359     45,750 SH          SOLE                 45,750
PDL BioPharma Inc             Note 2.875% 2/1  69329YAE4    1,336  1,000,000 PRN         SOLE              1,000,000
PDL BioPharma Inc             Note 3.750% 5/0  69329YAC8   21,319 17,350,000 PRN         SOLE             17,350,000
PHH Corp                      Note 6.000% 6/1  693320AQ6   17,246  9,500,000 PRN         SOLE              9,500,000
ROI Acquisition Corp          Com              74966A104    1,930    200,000 SH          SOLE                200,000
ROI Acquisition Corp          *W Exp 02/28/201 74966A112    1,930    200,000 SH          SOLE                200,000
SBA Communications Corp       Note 4.000%10/0  78388JAM8   63,473 29,940,000 PRN         SOLE             29,940,000
Seadrill Ltd                  Shs              G7945E105   13,111    334,300 SH   PUT    SOLE                334,300
Select Sector SPDR Tr         SBI Int-Finl     81369Y605   31,200  2,000,000 SH  CALL    SOLE              2,000,000
Six Flags Entertainment Corp  Com              83001A102    7,350    125,000 SH   PUT    SOLE                125,000
SPDR S&P 500 ETF Tr           Tr Unit          78462F103   71,985    500,000 SH  CALL    SOLE                500,000
Teradyne Inc                  Note 4.500% 3/1  880770AE2  125,175 47,711,000 PRN         SOLE             47,711,000
Trio Merger Corp              Com              896697109    1,791    180,000 SH          SOLE                180,000
Triumph Group Inc             Note 2.625%10/0  896818AB7   26,401 11,500,000 PRN         SOLE             11,500,000
UAL Corp.                     Note 6.000%10/1  902549AJ3   79,187 33,744,000 PRN         SOLE             33,744,000
United Rentals Inc            Note 4.000%11/1  911363AL3   31,537 10,500,000 PRN         SOLE             10,500,000
Universal Business Pmt Sol Ac Com              913384103    3,150    525,000 SH          SOLE                525,000
Universal Business Pmt Sol Ac *W Exp 05/09/201 913384111    3,150    525,000 SH          SOLE             52,500,000
USEC Inc                      Note 3.000%10/0  90333EAC2    9,665 23,150,000 PRN         SOLE             23,150,000
USEC Inc                      Com              90333E108    1,639  2,101,800 SH   PUT    SOLE              2,101,800
VeriSign Inc                  SDCV 3.250% 8/1  92343EAD4   47,697 31,200,000 PRN         SOLE             31,200,000
Virgin Media Inc              Note 6.500%11/1  92769LAB7   62,532 36,303,000 PRN         SOLE             36,303,000
WESCO International Inc       DBCV 6.000% 9/1  95082PAH8   80,100 37,321,000 PRN         SOLE             37,321,000
Yahoo! Inc                    Com              984332106    5,233    327,588 SH          SOLE                327,588
Yahoo! Inc                    Com              984332106    5,294    331,400 SH   PUT    SOLE                331,400